Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2022
Property and equipment, net
Schedule of property and equipment, net

	As of December 31,
	2021	2022
	RMB	RMB
Cost:
Buildings	13,489,590	15,876,665
Furniture, fixtures and equipment	3,345,081	3,377,876
Leasehold improvements	1,370,964	1,279,585
Motor vehicles	31,998	29,593
Software	150,824	141,602
Construction in progress	1,056,887	1,484,264

Sub-total	19,445,344	22,189,585
Less: Accumulated depreciation	(4,589,518)	(5,358,117)
Less: Accumulated impairment	(479,114)	(605,879)

Property and equipment, net	14,376,712	16,225,589